Restricted Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Restricted Assets(Abstract)
RESTRICTED ASSETS
NOTE 6 – RESTRICTED ASSETS

At March 31, 2014 and December 31, 2013, the Company reported restricted assets of $64,915 and $130,924, respectively. The restricted asset was a cash collateral to Hubei Xiangyue Professional Guarantee Service Co., Ltd. for providing guarantee at the short-term loans of $1,622,876 from Agricultural Development Bank of China and $1,309,243 from Hubei Bank.

NOTE 6 – RESTRICTED ASSETS

At December 31, 2013 and 2012, the Company reported restricted assets of $130,924 and $0, respectively. The restricted asset was a cash collateral to Hubei Xiangyue Professional Guarantee Service Co., Ltd. for providing guarantee at the short-term loan of $1,309,243 from Hubei Bank..